Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net
8	Intangible assets, net

		Purchased software	Capitalized marketable software	Capitalized internal-use software	Customer relationships	Other technology	Service vendor relationships	Total

Balance as of January 1, 2010	RMB	5,035,198	9,309,969	1,919,711	982,200	13,001,331	-	30,248,409
Additions		70,655	6,216,447	1,542,401	-	-	-	7,829,503
Elimination from disposal of subsidiary		-	-	-	-	(3,249,986)	-	(3,249,986)
Amortization		(1,422,834)	(3,682,233)	(576,710)	(392,880)	(3,845,012)	-	(9,919,669)

Balance as of December 31, 2010	RMB	3,683,019	11,844,183	2,885,402	589,320	5,906,333	-	24,908,257
Additions		395,782	5,497,006	6,502,302	-	-	15,974,540	28,369,630
Amortization		(1,412,586)	(4,240,859)	(745,420)	(392,880)	(3,345,008)	(2,282,077)	(12,418,830)
Balance as of December 31, 2011	RMB	2,666,215	13,100,330	8,642,284	196,440	2,561,325	13,692,463	40,859,057
	USD(unaudited)	423,148	2,079,121	1,371,595	31,176	406,502	2,173,096	6,484,638

Amortization expense was RMB16,493,671, RMB9,919,669 and RMB12,418,830 for the years ended December 31, 2009, 2010 and 2011 respectively. Estimated annual amortization expense for each of the next five years is as follows:

Year ending
December 31,	RMB

2012	18,119,699
2013	13,944,875
2014	8,609,174
2015	119,346
2016	65,963
40,859,057